LONG-TERM INVESTMENTS - Additional information (Details) $ in Thousands	12 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 29, 2024 USD ($)	Feb. 28, 2023 USD ($)	Feb. 29, 2020 Transaction	Feb. 28, 2017 Transaction	Dec. 31, 2018
LONG-TERM INVESTMENTS
Fair value gain (loss)	$ (4,932)	$ 8,362	$ (8,762)
Equity method investments, impairment loss	0	0	0
Payments to acquire Long-term Investment	$ 101,788	194,159	200,734
Maximum
LONG-TERM INVESTMENTS
Term of held to maturity securities	2 years
Other investments
LONG-TERM INVESTMENTS
Impairment loss	$ 4,241	4,869	1,192
Xiamen Meiyou Information and Technology Co., Ltd. ("Xiamen Meiyou")
LONG-TERM INVESTMENTS
Acquired equity interest (in percentage)						15.32
Impairment loss	0	27,262
Long-term investment in third-party technology companies
LONG-TERM INVESTMENTS
Impairment gain (loss)	$ 8,692	$ 10,011	$ 6,495
Ximalaya Inc
LONG-TERM INVESTMENTS
Number of transactions | Transaction				2	2
Equity interest of available for sale investment (in percentage)	1.75